UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	October 22, 2014 to November 21, 2014

Commission File Number of issuing entity:	333-130030-01, 333-169151-01, 333-144945-01, 333-181466

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030, 333-169151, 333-144945, 333-181466-01

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware

 (State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd,Building B, 3rd Floor
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-1, Class A	|__|	|__|	|_X_|	___________
Series 2012-1, Class B	|__|	|__|	|_X_|	___________
Series 2012-2, Class A	|__|	|__|	|_X_|	___________
Series 2012-2, Class B	|__|	|__|	|_X_|	___________
Series 2012-3, Class A	|__|	|__|	|_X_|	___________
Series 2012-3, Class B	|__|	|__|	|_X_|	___________
Series 2012-4, Class A	|__|	|__|	|_X_|	___________
Series 2012-4, Class B	|__|	|__|	|_X_|	___________
Series 2012-5, Class A	|__|	|__|	|_X_|	___________
Series 2012-5, Class B	|__|	|__|	|_X_|	___________
Series 2012-6, Class A	|__|	|__|	|_X_|	___________
Series 2012-6, Class B	|__|	|__|	|_X_|	___________
Series 2012-7, Class A	|__|	|__|	|_X_|	___________
Series 2012-7, Class B	|__|	|__|	|_X_|	___________
Series 2013-1, Class A	|__|	|__|	|_X_|	___________
Series 2013-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class A	|__|	|__|	|_X_|	___________
Series 2014-1, Class B	|__|	|__|	|_X_|	___________
Series 2014-1, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes _X__ No_____

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth herein and in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, 99.11, and 99.12.

No assets securitized by RFS Holding, L.L.C. (the “Securitizer”) and held by Synchrony Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period October 22, 2014 through November 21, 2014. The most recent Form ABS-15G filed by the Securitizer was filed on February 11, 2014. The CIK number of the Securitizer is 0001226006.

PART II - Other Information

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

Issuance of 2014-1 Notes

On November 20, 2014, Synchrony Credit Card Master Note Trust (the “Trust”) issued $700,000,000 of Series 2014-1 Class A Asset Backed Notes (the “Class A Notes”), $68,055,555 of Series 2014-1 Class B Asset Backed Notes (the “Class B Notes”), $58,333,334 of Series 2014-1 Class C Asset Backed Notes (the “Class C Notes”) and $97,222,222 of Series 2014-1 Class D Asset Backed Notes (the “Class D Notes”), described in a Prospectus Supplement dated November 14, 2014 to a Prospectus dated November 12, 2014. The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2014-1 Notes is incorporated by reference to the Registrant’s Current Report on 8-K filed on November 26, 2014.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Trust Performance
	Nov-14	Oct-14	Sep-14	3-Month Avg
Gross Trust Yield	27.43%	27.34%	27.79%	27.52%
Gross Charge-Off Rate	6.80%	6.10%	6.05%	6.32%
Net Charge Off excluding Fraud	5.33%	4.82%	4.76%	4.97%
Trust excess spread percentage	17.52%	17.99%	18.51%	18.01%
Payment Rate	13.08%	12.90%	13.36%	13.11%

Delinquency Data
1-29 Days Delinquent	3.34%	3.16%	3.48%	3.33%
30-59 Days Delinquent	1.07%	1.10%	1.09%	1.09%
60-89 Days Delinquent	0.83%	0.80%	0.81%	0.81%
90-119 Days Delinquent	0.67%	0.67%	0.66%	0.66%
120-149 Days Delinquent	0.61%	0.59%	0.57%	0.59%
150-179 Days Delinquent	0.54%	0.48%	0.45%	0.49%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 16.6	$ 16.8	$ 16.9	$ 16.8

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-1, for December 15, 2014 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for December 15, 2014 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2011-2, for December 15, 2014 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-1, for December 15, 2014 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for December 15, 2014 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for December 15, 2014 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-4, for December 15, 2014 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-5, for December 15, 2014 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for December 15, 2014 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for December 15, 2014 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for December 15, 2014 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for December 15, 2014 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: December 15, 2014	By:	/s/ Joseph Ressa
	Name:	Joseph Ressa
	Title:	Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-1, for December 15, 2014 Payment Date.
99.2	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2010-2, for December 15, 2014 Payment Date.
99.3	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2011-2, for December 15, 2014 Payment Date.
99.4	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-1, for December 15, 2014 Payment Date.
99.5	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-2, for December 15, 2014 Payment Date.
99.6	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-3, for December 15, 2014 Payment Date.
99.7	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-4, for December 15, 2014 Payment Date.
99.8	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-5, for December 15, 2014 Payment Date.
99.9	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-6, for December 15, 2014 Payment Date.
99.10	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2012-7, for December 15, 2014 Payment Date.
99.11	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2013-1, for December 15, 2014 Payment Date.
99.12	Monthly Noteholder's Statement for Synchrony Credit Card Master Note Trust, Series 2014-1, for December 15, 2014 Payment Date.